Annual Fund Operating Expenses	Oct. 31, 2022
Prospectus #1 | Eaton Vance Government Opportunities Fund | Class A
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.10%
Expense Reimbursement (2)	(0.05%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.05%
Prospectus #1 | Eaton Vance Government Opportunities Fund | Class C
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.85%
Expense Reimbursement (2)	(0.05%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.80%
Prospectus #1 | Eaton Vance Government Opportunities Fund | Class I
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.85%
Expense Reimbursement (2)	(0.05%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.80%
Prospectus #1 | Eaton Vance Government Opportunities Fund | Class R
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.35%
Expense Reimbursement (2)	(0.05%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.30%
Prospectus #1 | Eaton Vance Short Duration Government Income Fund | Advisers Class
Operating Expenses:
Management Fees	0.46%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.79%
Prospectus #1 | Eaton Vance Short Duration Government Income Fund | Class A
Operating Expenses:
Management Fees	0.46%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.79%
Prospectus #1 | Eaton Vance Short Duration Government Income Fund | Class C
Operating Expenses:
Management Fees	0.46%
Distribution and Service (12b-1) Fees	0.85%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	1.39%
Prospectus #1 | Eaton Vance Short Duration Government Income Fund | Class I
Operating Expenses:
Management Fees	0.46%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.54%
Prospectus #2 | Eaton Vance Short Duration High Income Fund | Class A
Operating Expenses:
Management Fees	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.33%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.14%
Expense Reimbursement (2)	(0.23%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.91%
Prospectus #2 | Eaton Vance Short Duration High Income Fund | Class I
Operating Expenses:
Management Fees	0.55%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.33%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.89%
Expense Reimbursement (2)	(0.23%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.66%
Prospectus #3 | Eaton Vance Floating-Rate Advantage Fund | Advisers Class
Operating Expenses:
Management Fees	0.59%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.57%	[3]
Total Annual Fund Operating Expenses	1.41%
Prospectus #3 | Eaton Vance Floating-Rate Advantage Fund | Class A
Operating Expenses:
Management Fees	0.59%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.57%	[3]
Total Annual Fund Operating Expenses	1.41%
Prospectus #3 | Eaton Vance Floating-Rate Advantage Fund | Class C
Operating Expenses:
Management Fees	0.59%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses	0.57%	[3]
Total Annual Fund Operating Expenses	1.91%
Prospectus #3 | Eaton Vance Floating-Rate Advantage Fund | Class I
Operating Expenses:
Management Fees	0.59%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.57%	[3]
Total Annual Fund Operating Expenses	1.16%
Prospectus #3 | Eaton Vance Floating-Rate Advantage Fund | Class R6
Operating Expenses:
Management Fees	0.59%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.51%	[3]
Total Annual Fund Operating Expenses	1.10%
Prospectus #3 | Eaton Vance Floating-Rate Fund | Advisers Class
Operating Expenses:
Management Fees	0.64%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.12%	[4]
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.02%
Prospectus #3 | Eaton Vance Floating-Rate Fund | Class A
Operating Expenses:
Management Fees	0.64%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.12%	[4]
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.02%
Prospectus #3 | Eaton Vance Floating-Rate Fund | Class C
Operating Expenses:
Management Fees	0.64%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.12%	[4]
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.77%
Prospectus #3 | Eaton Vance Floating-Rate Fund | Class I
Operating Expenses:
Management Fees	0.64%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.12%	[4]
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.77%
Prospectus #3 | Eaton Vance Floating-Rate Fund | Class R6
Operating Expenses:
Management Fees	0.64%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.07%	[4]
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.72%
Prospectus #3 | Eaton Vance Floating-Rate & High Income Fund | Advisers Class
Operating Expenses:
Management Fees	0.15%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.53%	[5]
Total Annual Fund Operating Expenses	1.02%
Prospectus #3 | Eaton Vance Floating-Rate & High Income Fund | Class A
Operating Expenses:
Management Fees	0.15%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.53%	[5]
Total Annual Fund Operating Expenses	1.02%
Prospectus #3 | Eaton Vance Floating-Rate & High Income Fund | Class C
Operating Expenses:
Management Fees	0.15%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.53%	[5]
Total Annual Fund Operating Expenses	1.77%
Prospectus #3 | Eaton Vance Floating-Rate & High Income Fund | Class I
Operating Expenses:
Management Fees	0.15%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.53%	[5]
Total Annual Fund Operating Expenses	0.77%
Prospectus #3 | Eaton Vance Floating-Rate & High Income Fund | Class R6
Operating Expenses:
Management Fees	0.15%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.53%	[5]
Total Annual Fund Operating Expenses	0.71%
Prospectus #4 | Eaton Vance Global Bond Fund | Class A
Operating Expenses:
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.30%
Interest Expense	0.02%
Expenses Other than Interest Expense	1.06%
Other Expenses	1.08%
Total Annual Fund Operating Expenses	1.88%
Expense Reimbursement (2)	(0.86%)	[6]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.02%
Prospectus #4 | Eaton Vance Global Bond Fund | Class C
Operating Expenses:
Management Fees	0.50%
Distribution and Service (12b-1) Fees	1.00%
Interest Expense	0.02%
Expenses Other than Interest Expense	1.06%
Other Expenses	1.08%
Total Annual Fund Operating Expenses	2.58%
Expense Reimbursement (2)	(0.86%)	[6]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.72%
Prospectus #4 | Eaton Vance Global Bond Fund | Class I
Operating Expenses:
Management Fees	0.50%
Distribution and Service (12b-1) Fees	none
Interest Expense	0.02%
Expenses Other than Interest Expense	1.06%
Other Expenses	1.08%
Total Annual Fund Operating Expenses	1.58%
Expense Reimbursement (2)	(0.86%)	[6]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.72%
Prospectus #4 | Eaton Vance Emerging Markets Local Income Fund | Class A
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.19%
Prospectus #4 | Eaton Vance Emerging Markets Local Income Fund | Class C
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.89%
Prospectus #4 | Eaton Vance Emerging Markets Local Income Fund | Class I
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.89%
Prospectus #4 | Eaton Vance Global Macro Absolute Return Fund | Class A
Operating Expenses:
Management Fees	0.58%
Distribution and Service (12b-1) Fees	0.30%
Interest Expense	0.08%
Expenses Other than Interest Expense	0.18%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	1.14%
Prospectus #4 | Eaton Vance Global Macro Absolute Return Fund | Class C
Operating Expenses:
Management Fees	0.58%
Distribution and Service (12b-1) Fees	1.00%
Interest Expense	0.08%
Expenses Other than Interest Expense	0.18%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	1.84%
Prospectus #4 | Eaton Vance Global Macro Absolute Return Fund | Class I
Operating Expenses:
Management Fees	0.58%
Distribution and Service (12b-1) Fees	none
Interest Expense	0.08%
Expenses Other than Interest Expense	0.18%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.84%
Prospectus #4 | Eaton Vance Global Macro Absolute Return Fund | Class R
Operating Expenses:
Management Fees	0.58%
Distribution and Service (12b-1) Fees	0.50%
Interest Expense	0.08%
Expenses Other than Interest Expense	0.17%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.33%
Prospectus #4 | Eaton Vance Global Macro Absolute Return Fund | Class R6
Operating Expenses:
Management Fees	0.58%
Distribution and Service (12b-1) Fees	none
Interest Expense	0.08%
Expenses Other than Interest Expense	0.11%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.77%
Prospectus #4 | Eaton Vance Global Macro Absolute Return Advantage Fund | Class A
Operating Expenses:
Management Fees	0.95%
Distribution and Service (12b-1) Fees	0.30%
Interest Expense	0.16%
Expenses Other than Interest Expense	0.21%
Other Expenses	0.37%
Total Annual Fund Operating Expenses	1.62%
Expense Reimbursement (2)	(0.11%)	[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.51%
Prospectus #4 | Eaton Vance Global Macro Absolute Return Advantage Fund | Class C
Operating Expenses:
Management Fees	0.95%
Distribution and Service (12b-1) Fees	1.00%
Interest Expense	0.16%
Expenses Other than Interest Expense	0.21%
Other Expenses	0.37%
Total Annual Fund Operating Expenses	2.32%
Expense Reimbursement (2)	(0.11%)	[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	2.21%
Prospectus #4 | Eaton Vance Global Macro Absolute Return Advantage Fund | Class I
Operating Expenses:
Management Fees	0.95%
Distribution and Service (12b-1) Fees	none
Interest Expense	0.16%
Expenses Other than Interest Expense	0.21%
Other Expenses	0.37%
Total Annual Fund Operating Expenses	1.32%
Expense Reimbursement (2)	(0.11%)	[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.21%
Prospectus #4 | Eaton Vance Global Macro Absolute Return Advantage Fund | Class R
Operating Expenses:
Management Fees	0.95%
Distribution and Service (12b-1) Fees	0.50%
Interest Expense	0.16%
Expenses Other than Interest Expense	0.21%
Other Expenses	0.37%
Total Annual Fund Operating Expenses	1.82%
Expense Reimbursement (2)	(0.11%)	[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.71%
Prospectus #4 | Eaton Vance Global Macro Absolute Return Advantage Fund | Class R6
Operating Expenses:
Management Fees	0.95%
Distribution and Service (12b-1) Fees	none
Interest Expense	0.16%
Expenses Other than Interest Expense	0.18%
Other Expenses	0.34%
Total Annual Fund Operating Expenses	1.29%
Expense Reimbursement (2)	(0.11%)	[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.18%
Prospectus #4 | Eaton Vance Short Duration Strategic Income Fund | Class A
Operating Expenses:
Management Fees	none
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.77%	[8]
Total Annual Fund Operating Expenses	1.12%
Prospectus #4 | Eaton Vance Short Duration Strategic Income Fund | Class C
Operating Expenses:
Management Fees	none
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.77%	[8]
Total Annual Fund Operating Expenses	1.87%
Prospectus #4 | Eaton Vance Short Duration Strategic Income Fund | Class I
Operating Expenses:
Management Fees	none
Distribution and Service (12b-1) Fees	none
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.77%	[8]
Total Annual Fund Operating Expenses	0.87%
Prospectus #4 | Eaton Vance Short Duration Strategic Income Fund | Class R
Operating Expenses:
Management Fees	none
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.77%	[8]
Total Annual Fund Operating Expenses	1.37%
Prospectus #5 | Eaton Vance Tax-Managed Equity Asset Allocation Fund | Class A
Operating Expenses:
Management Fees	0.83%	[9]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.52%
Total Annual Fund Operating Expenses	1.69%
Expense Reimbursement (2)	(0.48%)	[10]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.21%
Prospectus #5 | Eaton Vance Tax-Managed Equity Asset Allocation Fund | Class C
Operating Expenses:
Management Fees	0.83%	[9]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.52%
Total Annual Fund Operating Expenses	2.44%
Expense Reimbursement (2)	(0.48%)	[10]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.96%
Prospectus #5 | Eaton Vance Tax-Managed Equity Asset Allocation Fund | Class I
Operating Expenses:
Management Fees	0.83%	[9]
Distribution and Service (12b-1) Fees	none
Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.52%
Total Annual Fund Operating Expenses	1.44%
Expense Reimbursement (2)	(0.48%)	[10]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.96%
Prospectus #5 | Eaton Vance Tax-Managed Global Dividend Income Fund | Class A
Operating Expenses:
Management Fees	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	1.18%
Prospectus #5 | Eaton Vance Tax-Managed Global Dividend Income Fund | Class C
Operating Expenses:
Management Fees	0.80%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.94%
Prospectus #5 | Eaton Vance Tax-Managed Global Dividend Income Fund | Class I
Operating Expenses:
Management Fees	0.80%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.93%
Prospectus #5 | Eaton Vance Tax-Managed Multi-Cap Growth Fund | Class A
Operating Expenses:
Management Fees	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.28%
Prospectus #5 | Eaton Vance Tax-Managed Multi-Cap Growth Fund | Class C
Operating Expenses:
Management Fees	0.80%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	2.03%
Prospectus #5 | Eaton Vance Tax-Managed Small-Cap Fund | Class A
Operating Expenses:
Management Fees	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.15%
Prospectus #5 | Eaton Vance Tax-Managed Small-Cap Fund | Class C
Operating Expenses:
Management Fees	0.63%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.90%
Prospectus #5 | Eaton Vance Tax-Managed Small-Cap Fund | Class I
Operating Expenses:
Management Fees	0.63%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.27%
Total Annual Fund Operating Expenses	0.90%
Prospectus #5 | Eaton Vance Tax-Managed Value Fund | Class A
Operating Expenses:
Management Fees	0.79%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.16%
Prospectus #5 | Eaton Vance Tax-Managed Value Fund | Class C
Operating Expenses:
Management Fees	0.79%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.91%
Prospectus #5 | Eaton Vance Tax-Managed Value Fund | Class I
Operating Expenses:
Management Fees	0.79%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.91%
Prospectus #6 | Eaton Vance Emerging and Frontier Countries Equity Fund | Class A
Operating Expenses:
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.40%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.67%
Expense Reimbursement (2)	(0.25%)	[11]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.42%
Prospectus #6 | Eaton Vance Emerging and Frontier Countries Equity Fund | Class I
Operating Expenses:
Management Fees	1.00%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.40%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.42%
Expense Reimbursement (2)	(0.25%)	[11]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.17%
Prospectus #7 | Eaton Vance Global Income Builder Fund | Class A
Operating Expenses:
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.19%
Expense Reimbursement (2)	(0.02%)	[12]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.17%
Prospectus #7 | Eaton Vance Global Income Builder Fund | Class C
Operating Expenses:
Management Fees	0.70%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.94%
Expense Reimbursement (2)	(0.02%)	[12]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.92%
Prospectus #7 | Eaton Vance Global Income Builder Fund | Class I
Operating Expenses:
Management Fees	0.70%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.94%
Expense Reimbursement (2)	(0.02%)	[12]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.92%
Prospectus #7 | Eaton Vance Global Income Builder Fund | Class R
Operating Expenses:
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.44%
Expense Reimbursement (2)	(0.02%)	[12]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.42%
Prospectus #8 | Eaton Vance Global Small-Cap Equity Fund | Class A
Operating Expenses:
Management Fees	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.68%
Total Annual Fund Operating Expenses	1.83%
Expense Reimbursement (2)	(0.48%)	[13]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.35%
Prospectus #8 | Eaton Vance Global Small-Cap Equity Fund | Class C
Operating Expenses:
Management Fees	0.90%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.68%
Total Annual Fund Operating Expenses	2.58%
Expense Reimbursement (2)	(0.48%)	[13]
Total Annual Fund Operating Expenses After Expense Reimbursement	2.10%
Prospectus #8 | Eaton Vance Global Small-Cap Equity Fund | Class I
Operating Expenses:
Management Fees	0.90%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.68%
Total Annual Fund Operating Expenses	1.58%
Expense Reimbursement (2)	(0.48%)	[13]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.10%
Prospectus #9 | Eaton Vance High Income Opportunities Fund | Class A
Operating Expenses:
Management Fees	0.44%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.91%
Prospectus #9 | Eaton Vance High Income Opportunities Fund | Class C
Operating Expenses:
Management Fees	0.44%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.66%
Prospectus #9 | Eaton Vance High Income Opportunities Fund | Class I
Operating Expenses:
Management Fees	0.44%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.66%
Prospectus #10 | Eaton Vance Multi-Asset Credit Fund | Class A
Operating Expenses:
Management Fees	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.98%
Prospectus #10 | Eaton Vance Multi-Asset Credit Fund | Class C
Operating Expenses:
Management Fees	0.55%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.73%
Prospectus #10 | Eaton Vance Multi-Asset Credit Fund | Class I
Operating Expenses:
Management Fees	0.55%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.73%
Prospectus #10 | Eaton Vance Multi-Asset Credit Fund | Class R6
Operating Expenses:
Management Fees	0.55%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.67%
Prospectus #11 | Parametric Tax-Managed International Equity Fund | Class A
Operating Expenses:
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.71%
Total Annual Fund Operating Expenses	1.46%
Expense Reimbursement (2)	(0.41%)	[14]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.05%
Prospectus #11 | Parametric Tax-Managed International Equity Fund | Class C
Operating Expenses:
Management Fees	0.50%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.71%
Total Annual Fund Operating Expenses	2.21%
Expense Reimbursement (2)	(0.41%)	[14]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.80%
Prospectus #11 | Parametric Tax-Managed International Equity Fund | Class I
Operating Expenses:
Management Fees	0.50%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.71%
Total Annual Fund Operating Expenses	1.21%
Expense Reimbursement (2)	(0.41%)	[14]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.80%

[1]	The administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.05% for Class A shares, 1.80% for Class C shares, 0.80% for Class I shares and 1.30% for Class R shares. This expense reimbursement will continue through February 29, 2024. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year.
[2]	The investment adviser and administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.90% for Class A shares and 0.65% for Class I shares. This expense reimbursement will continue through February 29, 2024. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year.
[3]	Includes estimated borrowing costs of 0.47% based on the outstanding borrowings and related costs at the Fund’s most recent fiscal year end.
[4]	Includes interest expense of 0.03%.
[5]	Includes interest expense of 0.02%.
[6]	The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.00% for Class A shares, 1.70% for Class C shares and 0.70% for Class I shares. This expense reimbursement will continue through February 29, 2024. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year.
[7]	The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.35% for Class A shares, 2.05% for Class C shares, 1.05% for Class I shares, 1.55% for Class R shares and 1.02% for Class R6 shares. This expense reimbursement will continue through February 29, 2024. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year.
[8]	Reflects the Fund’s allocable share of the advisory fee and other expenses of the Portfolio(s)/Fund(s) in which it invests.
[9]	“Management Fees” have been restated to reflect the investment advisory agreement of the Fund effective July 1, 2022 and the investment advisory agreement of Tax-Managed Growth Portfolio effective January 13, 2023, as if such agreements were in effect for the fiscal year ended October 31, 2022.
[10]	Pursuant to the Fund’s investment advisory agreement, the Fund’s investment advisory fee is reduced by the Fund’s allocable portion of the advisory fees of the Portfolios in which it invests.
[11]	The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.40% for Class A shares and 1.15% for Class I shares. This expense reimbursement will continue through February 29, 2024. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year.
[12]	The administrator and sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.17% for Class A shares, 1.92% for Class C shares, 0.92% for Class I shares, and 1.42% for Class R shares. This expense reimbursement will continue through February 29, 2024. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser, administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year.
[13]	The administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.35% for Class A shares, 2.10% for Class C shares and 1.10% for Class I shares. This expense reimbursement will continue through February 29, 2024. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year.
[14]	The sub-adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.05% for Class A shares, 1.80% for Class C shares and 0.80% for Class I shares. This expense reimbursement will continue through February 29, 2024. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the sub-adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year.